Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Jan. 07, 2016
Document Effective Date	Jan. 08, 2016
Prospectus Date	Jan. 07, 2016
HSBC Euro High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	HEYAX
HSBC Euro High Yield Bond Fund | Class I
Risk/Return:
Trading Symbol	HEYIX